Financial instruments (Details Textual)								1 Months Ended		12 Months Ended
	Jan. 22, 2020 USD ($)	May 07, 2019 USD ($)	Nov. 08, 2018 USD ($)	Mar. 31, 2018 CLF ( )	Apr. 03, 2013 USD ($)	Apr. 04, 2012 USD ($)	Jan. 13, 2009 USD ($)	Oct. 23, 2014 USD ($)	Apr. 21, 2010 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 05, 2020 USD ($)	Jul. 05, 2020 CLF ( )	Jan. 05, 2020 USD ($)	Jan. 05, 2020 CLF ( )	Jul. 05, 2019 USD ($)	Jul. 05, 2019 CLF ( )	Oct. 31, 2018 CLF ( )	Jan. 15, 2018	Apr. 04, 2012 CLF ( )	Jan. 13, 2009 CLF ( )
Financial instruments [Line Items]
Notional amount										$ 39,031,000	$ 282,914,000
Outstanding purchase commitments										55,516,000	89,391,000
Single series bond One [Member]
Financial instruments [Line Items]
Notional amount										$ 4,648,000	$ 252,674,000
Borrowings, interest rate										1.95%	0.43%
Borrowings, maturity										01/28/2021	04/21/2020
Single series bond One [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount									$ 250,000,000
Borrowings, interest rate									5.50%
Borrowings, maturity									10
Single series bond Three [Member]
Financial instruments [Line Items]
Notional amount										$ 7,508,000	$ 2,658,000
Borrowings, interest rate										3.59%	1.42%
Borrowings, maturity										05/07/2021	04/03/2020
Single series bond Three [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount					$ 300,000,000					$ 300,000,000
Borrowings, interest rate					3.625%
Borrowings, maturity					10
Single series bond Two [Member]
Financial instruments [Line Items]
Notional amount										$ 2,658,000	$ 4,648,000
Borrowings, interest rate										1.08%	2.35%
Borrowings, maturity										04/03/2021	01/28/2020
Single series bond Two [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount								$ 250,000,000		$ 250,000,000
Borrowings, interest rate								4.375%
Borrowings, maturity								2025
Series H bonds [Member]
Financial instruments [Line Items]
Notional amount										$ 18,212,000	$ 17,166,000
Borrowings, interest rate										0.58%	1.36%
Borrowings, maturity										01/05/2021	01/05/2020
Series H bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount							$ 139,216,000					$ 6,509,000	181,818.18	$ 6,787,000	181,818.18	$ 7,494,000	181,818.18				4,000,000
Borrowings, interest rate							4.90%														4.90%
Borrowings, maturity							21
Series Q bonds [Member]
Financial instruments [Line Items]
Notional amount										$ 350,000	$ 323,000
Borrowings, interest rate										2.92%	3.11%							3.45%
Borrowings, maturity										06/01/2021	06/01/2020
Proceeds from disposal or maturity of available-for-sale financial assets			$ 83,567,623,842
Bond Authorised to Issue |																		3,000,000
Series P bonds [Member]
Financial instruments [Line Items]
Notional amount										$ 1,824,000	$ 1,686,000
Borrowings, interest rate										2.37%	2.71%
Borrowings, maturity										01/15/2021	01/15/2020
Series P bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount |				3,000,000
Borrowings, interest rate																			3.25%
Borrowings, maturity				10
Series M Bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount						$ 69,901,000														1,500,000
Borrowings, interest rate						3.80%														3.80%
Borrowings, maturity						21
Unsecured Bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount		$ 450,000,000
Borrowings, interest rate		4.25%
Borrowings, maturity		2029
Single Series Bond Six [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount	$ 400,000,000
Borrowings, interest rate	4.25%
Borrowings, maturity	2050
Cross currency swap contracts [Member] | Series H bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount												$ 546,000		$ 268,000		$ 439,000